Segment Information Segment Information (Tables)	12 Months Ended
Dec. 31, 2015
MidAmerican Energy Company [Member]
Segment Reporting Information [Line Items]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
The following tables provide information on a reportable segment basis (in millions):

	Years Ended December 31,
	2015	2014	2013
Operating revenue:
Regulated electric	$1,837	$1,817	$1,762
Regulated gas	661	996	824
Other	4	9	2
Total operating revenue	$2,502	$2,822	$2,588

Depreciation and amortization:
Regulated electric	$366	$312	$366
Regulated gas	41	39	37
Total depreciation and amortization	$407	$351	$403

Operating income:
Regulated electric	$385	$319	$255
Regulated gas	64	75	74
Total operating income	$449	$394	$329

Interest expense:
Regulated electric	$166	$157	$136
Regulated gas	17	17	15
Total interest expense	$183	$174	$151

Income tax (benefit) expense of continuing operations:
Regulated electric	$(163)	$(138)	$(136)
Regulated gas	16	22	23
Other	—	—	(3)
Total income tax (benefit) expense of continuing operations	$(147)	$(116)	$(116)

Earnings on common stock:
Regulated electric	$413	$361	$292
Regulated gas	33	40	41
Other	—	—	2
Earnings on common stock from continuing operations	446	401	335
Income on discontinued operations	16	16	14
Total earnings on common stock	$462	$417	$349

	Years Ended December 31,
	2015	2014	2013
Utility construction expenditures:
Regulated electric	$1,365	$1,429	$945
Regulated gas	81	97	81
Total utility construction expenditures	$1,446	$1,526	$1,026

	As of December 31,
	2015	2014	2013
Total assets:
Regulated electric	$12,970	$11,850	$10,521
Regulated gas	1,251	1,217	1,196
Other	164	167	131
Total assets	$14,385	$13,234	$11,848